Securities in Unrealized Loss Position by Duration of Period of Unrealized Loss (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	$ 44,116	$ 196,676		$ 79,765
Less than 12 months, Unrealized Loss	639	9,969		1,228
12 months or more, Fair Value	152,634	42,925		0
12 months or more, Unrealized Loss	6,286	3,880		0
Total, Fair Value	196,750	239,601		79,765
Total, Unrealized Loss	6,925	13,849		1,228
Obligations of U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	0	5,436		8,957
Less than 12 months, Unrealized Loss	0	558		38
12 months or more, Fair Value	14,075	7,954		0
12 months or more, Unrealized Loss	915	1,041		0
Total, Fair Value	14,075	13,390		8,957
Total, Unrealized Loss	915	1,599		38
SBA Pool securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	11,336	68,163		16,782
Less than 12 months, Unrealized Loss	121	3,131		264
12 months or more, Fair Value	68,127	11,156		0
12 months or more, Unrealized Loss	2,265	400		0
Total, Fair Value	79,463	79,319		16,782
Total, Unrealized Loss	2,386	3,531		264
Agency mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	3,188	21,834		4,268
Less than 12 months, Unrealized Loss	119	863		19
12 months or more, Fair Value	14,463	4,172		0
12 months or more, Unrealized Loss	447	248		0
Total, Fair Value	17,651	26,006		4,268
Total, Unrealized Loss	566	1,111		19
Agency CMO securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	23,562	39,860		21,767
Less than 12 months, Unrealized Loss	338	1,962		357
12 months or more, Fair Value	15,254	7,788		0
12 months or more, Unrealized Loss	626	546		0
Total, Fair Value	38,816	47,648		21,767
Total, Unrealized Loss	964	2,508		357
Non agency CMO securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	346	67	[1]	750
Less than 12 months, Unrealized Loss	3	0	[1]	2
12 months or more, Fair Value	56	0	[1]	0
12 months or more, Unrealized Loss	1	0	[1]	0
Total, Fair Value	402	67	[1]	750
Total, Unrealized Loss	4	0	[1]	2
State and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	5,684	61,316		27,241
Less than 12 months, Unrealized Loss	58	3,455		548
12 months or more, Fair Value	40,659	11,855		0
12 months or more, Unrealized Loss	2,032	1,645		0
Total, Fair Value	46,343	73,171		27,241
Total, Unrealized Loss	$ 2,090	$ 5,100		$ 548

[1]	The combined unrealized loss on these securities was less than $1.